STOCKHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 13, 2017	Jan. 31, 2021	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Oct. 31, 2020
Common stock, shares outstanding				15,464,623	15,020,512		15,464,623	15,211,290
Common stock, shares issued				15,454,623	15,020,512		15,454,623	15,211,290
Common stock, shares authorized				300,000,000	300,000,000		300,000,000	600,000,000
Common stock, shares par value				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Restricted shares held in escrow		2,666,667
Preferred stock, shares authorized				15,000,000	15,000,000		15,000,000	15,000,000
Reverse stock split desciption				Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement the reverse stock split and which exchange ratio to implement
Price per share								$ 0.75
Common stock shares purchase for legal settlement								10,000
convertible note payables								$ 142,000
Warrants issued								353,333
Warrant expense							$ 0	$ 33,000
Compensation expenses							0	1,142,000
Common stock value				$ 16,000	$ 15,000		16,000	15,000
Compensation expenses, for vested options							671,000	$ 474,000
Unrecognized share based expenses							$ 1,753,000
Lock up Agreeement descriptions							Company entered into lock-up agreements with some of its officers restricting them from exercising their vested warrants and options. Representing the common stock equivalent of 3,966,667 shares, the agreements restricted 2,333,334 warrants and 1,633,334 options from being converted until the Company’s Articles of Incorporation are amended upon stockholder and Board of Directors approval.
Conversion price									$ 3.00
Preferred stock, shares par value				$ 0.01	$ 0.01		$ 0.01	$ 0.01
Investors [Member]
Price per share				$ 3.75	$ 1.95		$ 3.75
convertible note payables				$ 539,000	$ 66,000	$ 1,075,000	$ 539,000
Warrants issued					26,667	438,333	231,667	96,667
Expenses					$ 0	$ 748,000	$ 353,000
Directors and consultants [Member]
convertible note payables				$ 217,000	$ 1,682,000	$ 858,000	$ 217,000	$ 774,000
Warrants issued					566,667	327,333	1,021,482	266,667
Compensation expenses					$ 1,558,000	$ 0	$ 13,000	$ 179,000
Investor One [Member]
Preferred stock, shares par value				$ 0.01	$ 0.01		$ 0.01
Consultants [Member]
convertible note payables				$ 335,000			$ 335,000	$ 335,000
Warrants issued								124,000
Note Holder [Member]
Warrants issued							26,666
Expenses							$ 47,000
Warrants issued, Value							$ 47,000
Series D Convertible Preferred Stock [Member]
Preferred stock, shares authorized				2,500,000	2,500,000		2,500,000	2,500,000
Price per share								$ 3.75
Preferred stock, shares outstanding				1,979,000	1,979,000		1,979,000	1,881,500
Preferred stock, shares issued				1,979,000	1,979,000		1,979,000	1,881,500
Sale of preferred stock shares descriptions								Series D convertible preferred stock (“Series D Preferred”) filed with the secretary of State of Nevada last filed on June 20, 2018, the Company offered for sale up to $20,000,000 face value of Series D Preferred on a best efforts basis, with a $5,000,000 over-subscription option, (the “Series D Offering”) at $10.00 per share of Series D Preferred.
Sale of common stock shares								1,265,000
Offering cost of shares							$ 976,000	$ 7,710,000
Preferred stock shares convertible								3
Preferred stock, shares par value				$ 0.01	$ 0.01		$ 0.01	$ 0.01
Series A Preferred Stock [Member]
Preferred stock, shares authorized				5,000,000	5,000,000		5,000,000	5,000,000
Preferred stock, shares outstanding				720,000	720,000		720,000	720,000
Preferred stock, shares issued				720,000	720,000		720,000	720,000
Preferred stock, shares par value				$ 0.01	$ 0.01		$ 0.01	$ 0.01
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized				1,200,000	1,200,000		1,200,000	1,200,000
Price per share								$ 0.75
Preferred stock, shares outstanding				911,149	911,149		911,149	911,149
Preferred stock, shares issued				911,149	911,149		911,149	911,149
Sale of preferred stock shares descriptions								Series C convertible preferred stock (“Series C Preferred”) filed with the secretary of state of Nevada on April 11, 2017, the Company offered for sale up to $8,000,000 face value of Series C Preferred on a best efforts basis, with a $2,000,000 overallotment, (the “Series C Offering”) at $10.00 per Series C Preferred.
Sale of common stock shares								26,250
Offering cost of shares								$ 200,000
Preferred stock shares convertible								14
Preferred stock, shares par value				$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate shares of common stock								12,148,654
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized				3,000,000	3,000,000		3,000,000	3,000,000
Preferred stock, shares outstanding				2,495,000	2,495,000		2,495,000	2,495,000
Preferred stock, shares issued				2,495,000	2,495,000		2,495,000	2,495,000
Preferred stock, shares par value				$ 0.01	$ 0.01		$ 0.01	$ 0.01
Convertible Promissory Note [Member]
Warrants issued							333,333
Compensation expenses							$ 209,000
Warrants issued, Value							209,000
Convertible promissory note one [Member]
Convertible promissory note, amount			$ 1,000,000				$ 443,000
Common shares issued upon debt conversion			387,222				660,000
Conversion price			$ 1.50	$ 0.01			$ 0.01
Shares cancelled							416,667
Convertible promissory note two [Member]
Convertible promissory note, amount			$ 200,000
Common shares issued upon debt conversion			56,000
Conversion price			$ 3.75
2017 Equity Incentive Plan [Member]
Issuance of equity shares	3,333,334
ISO's Awards [Member]
convertible note payables				$ 1,300,000	$ 582,000		$ 1,300,000	$ 2,360,000
Compensation expenses					$ 271,000	$ 314,000	$ 607,000	$ 333,000
Options purchased					308,333		568,333	820,833
Total compensation					$ 812,000		$ 135,000
Option expenses							71,000
ISO's Awards [Member] | Minimum [Member]
Price per share					$ 0.75
ISO's Awards [Member] | Maximum [Member]
Price per share					$ 3.75
Black Scholes models [Member]
Warrants issued					8,551,000	7,187,518
Compensation expenses							2,650,000
Warrants issued, Value					$ 16,050,000	$ 11,934,000	$ 3,076,000